Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Cash generated from operations	$ 38,703	$ 37,967	$ 23,885
Interest received	14	56	146
Interest paid	(388)	(405)	(454)
Tax paid	(7,426)	(6,656)	(5,517)
Net cash from operating activities	30,903	30,962	18,060
Cash flows used in investing activities
Acquisition of property, plant and equipment	(32,112)	(25,081)	(19,852)
Acquisition of exploration and evaluation assets	(5,717)	(2,759)	(172)
Proceeds from sale of assets held for sale	500	0	0
Realisation (purchase) of Gold ETF	1,066	(1,058)	0
Proceeds from disposal of subsidiary	340	900	1,000
Net cash used in investing activities	(35,923)	(27,998)	(19,024)
Cash flows from financing activities
Dividends paid	(8,069)	(4,542)	(3,395)
Term loan proceeds (net of transaction cost)	0	0	2,294
Term loan repayments	(361)	(574)	0
Proceeds from gold loan	2,752	0	0
Proceeds from call option	208	0	0
Payment of lease liabilities	(129)	(118)	(124)
Shares issued – equity raise (net of transaction cost)	7,806	12,538	0
Proceeds from share options exercised	165	30	0
Net cash from (used in) financing activities	2,372	7,334	(1,225)
Net (decrease) / increase in cash and cash equivalents	(2,648)	10,298	(2,189)
Effect of exchange rate fluctuations on cash and cash equivalents	(179)	(99)	(105)
Net cash and cash equivalents at the beginning of the year	19,092	8,893	11,187
Net cash and cash equivalents at the end of the year	$ 16,265	$ 19,092	$ 8,893